PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following (amounts in millions):

	June 30,	December 31,
	2020	2019
Rental fleet	$377.7	$285.1
Equipment and leasehold improvements:
Machinery and equipment	4.5	3.4
Autos and trucks	6.1	4.6
Leasehold improvements	8.2	7.0
Office equipment	2.5	2.3
Computer equipment	8.2	6.2

Total Cost	$407.2	$308.6
Less: accumulated depreciation and amortization
Rental fleet	(113.1)	(100.0)
Equipment and leasehold improvements	(13.8)	(12.1)

Total accumulated depreciation and amortization	(126.9)	(112.1)

	$280.3	$196.5